Note 7 Guarantees Received (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 166,013	€ 166,042	€ 163,912
Value of collateral [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	125,963	117,362	116,900
Value of collateral [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	12,826	11,768	11,296
Value of collateral [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	3,440	3,981	3,577
Value of other guarantees [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	40,050	48,680	47,012
Value of other guarantees [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	4,963	7,404	4,045
Value of other guarantees [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 984	€ 886	€ 575